Labor and social obligations (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	May 31, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected volatility	0.00%	0.00%	0.00%
Share price at the measurement date	R$ 72.59	R$ 48.24	R$ 55.54
Model used	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 34.86	R$ 17.98	R$ 19.13
Strike price at the measurement date	R$ 52	R$ 52	R$ 70
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	48.00%	48.00%	48.00%
Risk-free interest rate		13.00%	12.00%
Expected life of stock options	1 year	1 year	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	58.00%	59.00%	60.00%
Risk-free interest rate	12.00%	15.00%	13.00%
Expected life of stock options	5 years	5 years	5 years
Modified Plan [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date				R$ 76
Expected volatility				0.00%
Share price at the measurement date				R$ 48
Model used				Binomial
Weighted average fair value at the measurement date				R$ 53.06
Modified Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility				48.00%
Risk-free interest rate				13.00%
Expected life of stock options				1 year
Modified Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility				59.00%
Risk-free interest rate				15.00%
Expected life of stock options				5 years
Original Plan [Member]
IfrsStatementLineItems [Line Items]
Expected volatility				0.00%
Model used				Binomial
Weighted average fair value at the measurement date				R$ 49.22
Original Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date				R$ 85
Expected volatility				42.00%
Risk-free interest rate				5.00%
Expected life of stock options				1 year
Share price at the measurement date				R$ 80
Original Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date				R$ 126
Expected volatility				69.00%
Risk-free interest rate				13.00%
Expected life of stock options				5 years
Share price at the measurement date				R$ 145